Summary of Significant Accounting Policies and Practices - Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Measure of profit or loss
Revenues	$ 4,807,713	$ 6,221,751	$ 6,015,375
Operating cost and expenses
Cost of sales of products	(35,221)	(15,514)	(11,294)
Advertising and promotion expenses	(803,483)	(999,354)	(859,473)
Staff costs and employee benefits	(1,623,759)	(1,839,746)	(1,930,900)
Rental and building management expenses	(551,442)	(711,716)	(848,691)
Professional expenses	(782,448)	(173,106)	(260,224)
Depreciation	(216,074)	(263,454)	(391,704)
Bank charges	(137,746)	(210,688)	(163,710)
Consumables	(139,831)	(186,103)	(159,195)
Other general and administrative expenses	(546,946)	(433,132)	(381,336)
Other income (expense)
Interest income	72,651	64,136	19,513
Interest expense	(15,799)	(20,874)	(26,051)
Unrealized gain from investments, net	22,621	2,621
Realized gain from investments	12,103
Government subsidies	20,364	15,486	1,398
Other income (expenses)	50,763	(15,140)	(214)
INCOME BEFORE INCOME TAX	133,466	1,435,167	1,003,494
Income tax expenses	(156,114)	(236,082)	(181,751)
NET (LOSS) INCOME	(22,648)	1,199,085	$ 821,743
Other segment disclosures
Total assets	$ 9,868,667	$ 5,355,741